Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of deposits from customers [Line Items]
Deposits from customers	$ 2,928,844	$ 2,802,852
Demand [Member]
Disclosure of deposits from customers [Line Items]
Deposits from customers	82,064	127,014
Up to 1 month [Member]
Disclosure of deposits from customers [Line Items]
Deposits from customers	1,147,772	1,201,328
From 1 year to 2 years [member]
Disclosure of deposits from customers [Line Items]
Deposits from customers	76,422	190,000
From 2 years to 5 years [member]
Disclosure of deposits from customers [Line Items]
Deposits from customers	147,722	47,520
From 1 month to 3 months [member]
Disclosure of deposits from customers [Line Items]
Deposits from customers	492,205	463,479
From 3 month to 6 months [member]
Disclosure of deposits from customers [Line Items]
Deposits from customers	411,159	336,627
From 6 month to 1 year
Disclosure of deposits from customers [Line Items]
Deposits from customers	$ 571,500	$ 436,884